As filed with the Securities and Exchange Commission on September 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, PA  15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

Fort Pitt Capital Total Return Fund
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2008

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)
COMMON STOCKS - 83.2%	Shares	Value
Aerospace & Defense - 5.4%
The Boeing Company	15,200	$928,872
Honeywell International, Inc.	23,050	1,171,862
		2,100,734
Air Freight & Logistics - 1.6%
FedEx Corporation	8,000	630,720
Airlines - 1.6%
Alaska Air Group, Inc. (a)	35,000	625,800
Biotechnology - 1.5%
Amgen, Inc. (a)	9,200	576,196
Capital Markets - 4.1%
Bank Of New York Mellon Corporation	15,000	532,500
The Charles Schwab Corporation	40,000	915,600
W.P. Stewart & Company, Ltd. (a)	87,400	136,344
		1,584,444
Commercial Banks - 5.4%
F.N.B. Corporation	48,700	551,771
PNC Financial Services Group	21,500	1,532,735
		2,084,506
Communications Equipment - 0.5%
Spectrum Control, Inc. (a)	27,399	198,643
Computers & Peripherals - 3.5%
Dell, Inc. (a)	18,000	442,260
EMC Corporation (a)	30,000	450,300
SanDisk Corporation (a)	33,100	466,710
		1,359,270
Diversified Financial Services - 2.0%
CIT Group, Inc.	34,000	288,320
Citigroup, Inc.	26,000	485,940
		774,260
Diversified Telecommunication Services - 10.3%
AT&T, Inc.	60,000	1,848,600
Consolidated Communications Holdings, Inc.	33,185	463,262
Telefonos de Mexico SAB de CV - ADR	20,000	504,000
Verizon Communications, Inc.	30,000	1,021,200
Windstream Corporation	10,339	123,241
		3,960,303
Health Care Equipment & Supplies - 4.8%
Advanced Medical Optics, Inc. (a)	36,700	637,112
Medtronic, Inc.	22,900	1,209,807
		1,846,919
Industrial Conglomerates - 7.8%
General Electric Company	35,700	1,009,953
Loews Corporation	30,000	1,336,800
Matthews International Corporation - Class A	13,000	648,830
		2,995,583

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2008 (Unaudited)
COMMON STOCKS - 83.2% (Continued)	Shares	Value
Insurance - 4.9%
Arthur J. Gallagher & Company	30,000	$762,900
Erie Indemnity Company - Class A	15,000	655,500
The Hartford Financial Services Group, Inc.	7,500	475,425
		1,893,825
Machinery - 9.0%
Ingersoll-Rand Company - Class A	25,000	900,000
ITT Industries, Inc.	15,300	1,024,488
Joy Global, Inc.	21,750	1,570,785
		3,495,273
Media - 3.2%
Comcast Corporation - Class A	60,000	1,237,200
Metals & Mining - 0.6%
Alcoa, Inc.	7,000	236,250
Oil & Gas - 1.4%
El Paso Corporation	30,000	537,900
Pharmaceuticals - 5.4%
Allergan, Inc.	16,950	880,214
Pfizer, Inc.	5,000	93,350
Wyeth	27,000	1,094,040
		2,067,604
Road & Rail - 0.3%
Dollar Thrifty Automotive Group, Inc. (a)	31,700	99,538
Semiconductor & Semiconductor Equipment - 1.3%
Texas Instruments, Inc.	20,000	487,600
Software - 5.7%
CA, Inc.	40,000	954,400
Microsoft Corporation	40,600	1,044,232
OPNET Technologies, Inc. (a)	20,000	204,600
		2,203,232
Telecommunications - 0.7%
Telmex Internacional SAB de CV - ADR (a)	20,000	274,600
Textiles, Apparel & Luxury Goods - 2.2%
VF Corporation	12,150	869,697
TOTAL COMMON STOCKS (Cost $31,116,668)		32,140,097

Exchange Traded Fund - 1.9%
iShares MSCI Japan Index Fund	60,000	720,000
TOTAL EXCHANGE TRADED FUND (Cost $743,483)		720,000
	Principal
SHORT TERM INVESTMENTS - 14.9%	Amount	Value
U.S. Treasury Bill - 14.0%
1.16%, 8/14/2008 (b)	$5,400,000	5,397,815
Variable Rate Demand Notes - 0.9%
Aim Liquid Assets, 2.51% (c)	368,740	368,740

TOTAL SHORT TERM INVESTMENTS (Cost $5,766,555)		5,766,555
Total Investments (Cost $37,626,706) - 100.0%		38,626,652
Other Assets in Excess of Liabilities - 0.0%		-1,641
TOTAL NET ASSETS - 100.0%		$38,625,011

(a) Non-income producing security.
(b) Rate shown is the effective yield based on the purchase price. The calculation assumes that the security is held to maturity.
(c) Variable rate security. The rate listed is as of July 31, 2008.
ADR American Depositary Receipt.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$ 37,626,706
Gross unrealized appreciation	6,780,849
Gross unrealized depreciation	(5,780,903)
Net unrealized appreciation	$ 999,946

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fort Pitt Capital Funds

By (Signature and Title                       /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date          September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date         September 26, 2008

By (Signature and Title)*                   /s/ Charles A. Smith
Charles A. Smith Treasurer

Date         September 26, 2008

* Print the name and title of each signing officer under his or her signature.